POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Disclosure of information about defined benefit plans [abstract]
POST-RETIREMENT BENEFITS	POST-RETIREMENT BENEFITS
Accounting policy
Defined contribution plan
Obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees.
Defined benefit plan
The Company’s net obligation in respect of defined benefit plans is calculated for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.
The calculation of defined benefit obligations is performed annually by an independent actuary under the projected unit credit method. When the calculation results in a potential asset for the Company, the recognized asset is limited to the present value of the economic benefits available in the form of any future refunds from the plan or reductions in future contributions to the plan. To calculate the present value of the economic benefits, consideration is given to any applicable minimum funding requirements.
Remeasurements of the net defined benefit liability, which comprise actuarial gains and losses, the effect of the asset ceiling (if applicable) and the return on plan assets (excluding interest) are recognized immediately in other comprehensive income. Service costs and net interest are recognized in profit or loss.
24.1Defined benefit obligations

		12.31.2025	12.31.2024
Post-employment health care benefit plans in Brazil	24.1.1	36.5	31.6
Other post-employment benefit plans offered abroad	(i)	2.8	2.8
		39.3	34.4
(i)Refers to the post-employment pension and medical benefits sponsored by Embraer Aircraft Holding, Inc. and the pension plan offered by Embraer Aviation International - EAI.
24.1.1Post-employment medical benefits in Brazil
Embraer and some of its Brazilian subsidiaries provided post-employment medical benefits for employees and dependents, which based on its conditions, is classified as a post-employment benefit.
This benefit grants employees who retire from the Company the option of remaining in the health plan, provided that they contribute the full cost of the benefit charged by the insurer. However, due to the adjustment rules provided for in Brazilian legislation, at times, the contributions of these beneficiaries may not be sufficient to cover the costs of the health plan and, therefore, represent an exposure for the Company.
The following table shows a reconciliation from the opening balances to the closing balances:

	12.31.2025	12.31.2024
Balance at beginning of year	31.6	46.1
Current service cost	—	0.1
Interest expense	4.0	3.9
Remeasurement losses (gains):
Experience loss	(2.6)	1.2
(Gain) loss due to change in financial assumptions	1.4	(4.5)
Gain due to change in demographic assumptions	—	(4.5)
Benefits paid	(1.8)	(1.3)
Exchange rate variation	3.9	(9.4)
Balance at end of year	36.5	31.6

The principal actuarial assumptions used to measure the obligation are as follows:
✈Discount rate: based on the rates of long-term Brazilian government bonds linked to inflation.
✈Health Care Cost Trend Rate: reflects the impact of increased costs associated with the introduction of new technologies, medications, and usage above the country’s official inflation.
✈Aging factor: reflects the rise in the cost of the plan due to aging population.
✈Mortality table: the RP-2000 Combined Healthy Generational table is used, which indicates the mortality rates by age group and gender.
✈Turnover: consider the Embraer Experience Table 2025. On December 31, 2025, the measurement of the obligation considered the T-3 Service Table made available by the Society of Actuaries.
✈Retirement probability: an estimate of the probability of retirement by age group.

	12.31.2025	12.31.2024
Discount rate	7.09% p.a.	7.45% p.a.
Health care cost trend rate: medical inflation	3% p.a.	3% p.a.
Aging factor	3% p.a.	3% p.a.

The average duration of the obligation at the end of the reporting period is 10.99 years (2024: 10.78 years).
As of December 31, 2025, reasonably possible changes (1%) in each of the actuarial assumptions described below, holding other assumptions constant, would have (increased) or reduced the defined benefit obligation as shown below:

	Increase	Decrease
Effect on the discount rate	3.6	(4.4)
Effect on medical inflation	(4.3)	3.6
24.2Defined contribution plan
Embraer and certain Brazilian subsidiaries sponsor a defined contribution pension plan, which is administered by EMBRAER PREV – Sociedade de Previdência Complementar.
The Company’s obligation is limited to making monthly contributions based on a predefined percentage of the compensation of employees who have elected to participate in the plan.
In 2025, the Company’s contributions to the plan total US$19.9 (2024: US$17.8 and 2023: US$17.3).